GAIN (LOSS) ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2019
Gain/(Loss) on sale of assets and deferred gains [Abstract]
Gain (loss) on sale of assets and deferred gains

(in thousands of $)	2019	2018	2017
Net gain (loss) on sale of vessels	—	2	(570)
Amortization of deferred gains	—	258	258
	—	260	(312)